MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022
1
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for
Shares Security Description Value
Common Stock - 98.2%
Communication Services - 0.6%
3,500 Verizon Communications, Inc. $ 161,665
Consumer Discretionary - 18.7%
52,500 El Pollo Loco Holdings, Inc.
(a)
510,300
24,000 H&R Block, Inc. 959,040
8,000 Hasbro, Inc. 629,760
25,000 Tapestry, Inc. 840,750
4,500 Target Corp. 735,210
7,500 Williams-Sonoma, Inc. 1,083,150
4,758,210
Consumer Staples - 9.9%
6,574 Alico, Inc. 239,557
4,000 Brown-Forman Corp., Class A 289,600
11,000 General Mills, Inc. 822,690
1,675 Kimberly-Clark Corp. 220,748
500 The Clorox Co. 70,920
2,000 The Coca-Cola Co. 128,340
2,750 The Procter & Gamble Co. 382,002
9,000 Walgreens Boots Alliance, Inc. 356,580
2,510,437
Energy - 3.7%
10,500 ONEOK, Inc. 627,270
3,500 Phillips 66 311,500
938,770
Financials - 6.8%
5,000 CB Financial Services, Inc. 118,350
10,000 Equitable Holdings, Inc. 284,300
13,000 MetLife, Inc. 822,250
17,500 Old Republic International Corp. 407,225
2,000 The Bank of New York Mellon
Corp. 86,920
1,719,045
Health Care - 14.7%
5,000 AbbVie, Inc. 717,550
1,000 Azenta, Inc. 68,260
2,000 Bristol-Myers Squibb Co. 147,560
12,500 Hologic, Inc.
(a)
892,250
4,500 Merck & Co., Inc. 402,030
3,000 Neogen Corp.
(a)
69,390
4,000 PerkinElmer, Inc. 612,680
4,000 Zimmer Biomet Holdings, Inc. 441,560
20,000 Zimvie, Inc.
(a)
388,400
3,739,680
Industrials - 22.2%
3,500 Aerojet Rocketdyne Holdings,
Inc.
(a)
152,915
5,000 Curtiss-Wright Corp. 717,200
8,500 Douglas Dynamics, Inc. 270,810
8,500 Emerson Electric Co. 765,595
8,500 Fortune Brands Home & Security,
Inc. 592,280
12,000 Healthcare Services Group, Inc. 172,080
750 Honeywell International, Inc. 144,345
3,000 Hubbell, Inc. 657,060
15,000 MillerKnoll, Inc. 451,650
2,250 Rockwell Automation, Inc. 574,380
2,000 Science Applications International
Corp. 193,740
12,900 The Gorman-Rupp Co. 396,030
6,000 Westinghouse Air Brake
Technologies Corp. 560,820
5,648,905
Shares Security Description Value
Information Technology - 15.4%
4,500 Badger Meter, Inc. $ 432,855
15,500 Canon, Inc., ADR 367,040
4,500 Cognizant Technology Solutions
Corp., Class A 305,820
12,500 Corning, Inc. 459,500
2,500 F5, Inc.
(a)
418,400
15,000 II-VI, Inc.
(a)
789,600
10,200 Seagate Technology Holdings PLC 815,796
1,750 Texas Instruments, Inc. 313,058
3,902,069
Materials - 2.9%
1,500 Corteva, Inc. 86,325
5,000 Newmont Corp. 226,400
2,000 PPG Industries, Inc. 258,580
20,000 Universal Stainless & Alloy
Products, Inc.
(a)
170,000
741,305
Utilities - 3.3%
10,000 National Fuel Gas Co. 723,400
1,000 WEC Energy Group, Inc. 103,810
827,210
Total Common Stock (Cost $20,222,842) 24,947,296
Shares Security Description Value
Money Market Fund - 1.7%
418,297 First American
Treasury Obligations
Fund, Class X, 2.04%
(b)
(Cost $418,297) 418,297
Investments, at value - 99.9% (Cost $20,641,139) $ 25,365,593
Other Assets & Liabilities, Net - 0.1% 30,967
Net Assets - 100.0% $ 25,396,560
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of July 31,
2022.

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022
2
changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 24,947,296
Level 2 - Other Significant Observable Inputs 418,297
Level 3 - Significant Unobservable Inputs –
Total $ 25,365,593